Note 20 - Subsequent Events	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Subsequent Events [Text Block]
20.	Subsequent events

On January 10, 2024, the arbitral tribunal at China International Economic and Trade Arbitration Committee issued a final award with respect to the Hengrui Arbitration, denying all claims made by Hengrui. As a result, all of Wanchunbulin’s assets that have been seized and frozen pending a decision by the arbitral tribunal were returned to Wanchunbulin in February 2024.

On March 22, 2024, the Company’s subsidiary, SEED, received $1,000 from Lilly upon achievement of certain pre-clinical discovery milestone under the Lilly Collaboration Agreement.